Significant Accounting Policies - Income Tax (Details) - Tradeweb Markets LLC	12 Months Ended
Dec. 31, 2018 USD ($)
Entity Information [Line Items]
Federal statutory income tax rate	21.00%
Remeasurement of deferred tax asset	$ (1,982,000)
Adjustment to previously recorded provisional tax expense	$ 0